UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fairlead Tactical Sector ETF (TACK)

NYSE Arca, Inc.

Semi-Annual Report

July 31, 2022

Fund Adviser:
Cary Street Partners Asset Management, LLC 901 East Byrd St., Suite 1001
Richmond, VA 23219
1 -877-865-9549

Investment Results (Unaudited)

Average Annual Total Return* as of July 31, 2022

Since
Inception
(3/22/2022)
Fairlead Tactical Sector ETF - NAV	(3.25)%
Fairlead Tactical Sector ETF - Market Price	(3.17)%
Morningstar US Moderate Target Allocation Index(a)	(6.37)%

Total annual operating expenses, as disclosed in Fairlead Tactical Sector ETF’s (the “Fund”) prospectus dated March 8, 2022, were 0.70% of average daily net assets. Cary Street Partners Asset Management LLC, (the “Adviser”), pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). Additional information pertaining to the Fund’s expense ratios as of July 31, 2022, can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (877) 865-9549. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index. The Morningstar US Moderate Target Allocation Index seeks 60% exposure to global equity markets. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (877) 865-9549. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

1

Investment Results (Unaudited) (continued)

Fairlead Tactical Sector ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar US Moderate Target Allocation Index or general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

2

Fund Holdings (Unaudited)

Fairlead Tactical Sector ETF Holdings as of July 31, 2022.*

*	As a percentage of net assets.

The investment objective of the Fund is capital appreciation with limited drawdowns.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at https://fairleadfunds.com/.

3

Fairlead Tactical Sector ETF
Schedule of Investments
July 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS — 96.98%	Shares	Fair Value

Energy Select Sector SPDR® Fund	227,340	$17,828,003
SPDR® Gold Shares ETF(a)	175,925	28,869,293
SPDR® Portfolio Long Term Treasury ETF	983,527	33,312,058
SPDR® Portfolio Short Term Treasury ETF	1,096,880	32,434,742
Utilities Select Sector SPDR® Fund	229,104	16,942,241

Total Exchange-Traded Funds (Cost $130,041,124)		129,386,337

Total Investments — 96.98% (Cost $130,041,124)		129,386,337

Other Assets in Excess of Liabilities — 3.02%		4,029,663

NET ASSETS — 100.00%		$133,416,000

(a)	Non-income producing security.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

4

Fairlead Tactical Sector ETF
Statement of Assets and Liabilities
July 31, 2022 (Unaudited)

Assets
Investments in securities, at fair value (cost $130,041,124)	$129,386,337
Cash	4,041,881
Receivable for fund shares sold	43,467
Total Assets	133,471,685

Liabilities
Payable to Adviser	55,685
Total Liabilities	55,685
Net Assets	$133,416,000

Net Assets consist of:
Paid-in capital	136,311,629
Accumulated deficit	(2,895,629)
Net Assets	$133,416,000
Shares outstanding (unlimited number of shares authorized, no par value)	5,530,000
Net asset value per share	$24.13

See accompanying notes which are an integral part of these financial statements.

5

Fairlead Tactical Sector ETF
Statement of Operations
For the Period Ended July 31, 2022(a) (Unaudited)

Investment Income
Dividend income	$421,567
Total investment income	421,567

Expenses
Adviser	177,301
Net operating expenses	177,301
Net investment income	244,266

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(2,234,494)
Change in unrealized depreciation on:
Investment securities	(654,787)
Net realized and change in unrealized gain (loss) on investment securities	(2,889,281)
Net decrease in net assets resulting from operations	$(2,645,015)

(a)	For the period March 22, 2022 (commencement of operations) to July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

6

Fairlead Tactical Sector ETF
Statement of Changes in Net Assets

For the
Period Ended
July 31,
2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$244,266
Net realized loss on investment securities	(2,234,494)
Change in unrealized depreciation on investment securities	(654,787)
Net decrease in net assets resulting from operations	(2,645,015)

Distributions to Shareholders from:
Earnings	(250,614)
Total distributions	(250,614)
Capital Transactions
Proceeds from shares sold	153,582,485
Amount paid for shares redeemed	(17,270,856)
Net increase in net assets resulting from capital transactions	136,311,629
Total Increase in Net Assets	133,416,000

Net Assets
Beginning of period	$—
End of period	$133,416,000

Share Transactions
Shares sold	6,230,000
Shares redeemed	(700,000)
Net increase in shares outstanding	5,530,000

(a)	For the period March 22, 2022 (commencement of operations) to July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

7

Fairlead Tactical Sector ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	July 31,
	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income	0.06
Net realized and unrealized loss on investments	(0.87)
Total from investment operations	(0.81)

Less distributions to shareholders from:
Net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$24.13
Market price, end of period	$24.15

Total Return(b)	(3.25	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$133,416
Ratio of net expenses to average net assets	0.59	% (d)
Ratio of net investment income to average net assets	0.81	% (d)
Portfolio turnover rate(e)	63	% (c)

(a)	For the period March 22, 2022 (commencement of operations) to July 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

8

Fairlead Tactical Sector ETF
Notes to the Financial Statements
July 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Fairlead Tactical Sector ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on December 9, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Cary Street Partners Asset Management LLC (the “Adviser”). The Fund’s subadviser is Fairlead Strategies, LLC (the “Subadviser” or “Fairlead”). The Subadviser is primarily responsible for the day-to-day portfolio management of the Fund. The investment objective of the Fund is capital appreciation with limited drawdowns.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period

9

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2022 (Unaudited)

since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation

10

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2022 (Unaudited)

technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required

11

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2022 (Unaudited)

to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$129,386,337	$—	$—	$129,386,337
Total	$129,386,337	$—	$—	$129,386,337

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.59% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the period ended July 31, 2022, the Adviser earned a fee of $177,301 from the Fund.

12

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2022 (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended July 31, 2022, purchases and sales of investment securities, other than short-term investments, were $57,234,922 and $60,026,405, respectively.

For the period ended July 31, 2022, purchases and sales for in-kind transactions were $151,707,875 and $16,640,775, respectively.

For the period ended July 31, 2022, the Fund had in-kind net realized gains of $198,033.

There were no purchases or sales of long-term U.S. government obligations during the period ended July 31, 2022.

13

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2022 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the period ended July 31, 2022, the Fund received $0 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$200	2.00%*

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$889,115
Gross unrealized depreciation	(1,543,902)
Net unrealized depreciation on investments	$(654,787)
Tax cost of investments	$130,041,124

14

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2022 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 22, 2022 (commencement of operations) through July 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid		Annualized
	March 22,	July 31,	During		Expense
	2022	2022	Period(a)		Ratio
Fairlead Tactical Sector ETF
Actual	$1,000.00	$967.50	$2.07		0.59%
Hypothetical(b)	$1,000.00	$1,021.88	$2.94	(c)	0.59%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period since commencement of operations on March 22, 2022).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 8, 2021, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period the following advisory agreements with respect to the Fairlead Tactical Sector ETF (the “Fund”), a series of the Trust:

● An Investment Advisory Agreement between the Trust and Cary Street Partners Asset Management LLC (“Cary Street”) (the “Investment Advisory Agreement”); and

● An Investment Sub-Advisory Agreement between Cary Street and Fairlead Strategies, LLC (“Fairlead”) (the “Sub-Advisory Agreement”).

Prior to the meeting, the Trustees received and considered information from Cary Street, Fairlead and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement and Sub-Advisory Agreement. Such information included, but was not limited to: Cary Street’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, Fairlead’s response to counsel’s due diligence letter requesting information relevant to the approval of the Sub-Advisory Agreement and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Cary Street, Fairlead, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by each of Cary Street and Fairlead, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Cary Street and Fairlead met with the Trustees and provided further information, including but not limited to, the services each proposed to provide to the Fund and the proposed management fee for those services, the business strategy for the Fund, the ownership and financial condition of each firm, resources available to service the Fund, including compliance resources, other investment strategies managed by Cary Street and Fairlead, and the projected anticipated profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and Sub-Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement and Sub-Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Cary Street and Fairlead; (2) the cost of the services to be provided and the profits to be realized by Cary Street and Fairlead from services rendered to the Trust with respect to the Fund; (3) comparative fee

17

Investment Advisory Agreement Approval (Unaudited) (continued)

and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Cary Street and Fairlead resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as the presentation of Cary Street and Fairlead, and noting additional discussions with representatives of Cary Street and Fairlead that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement and Sub-Advisory Agreement, which incorporated and reflected their knowledge of the services that Cary Street and Fairlead will each provide to the Fund. Based upon discussions with Cary Street and Fairlead and the Support Materials provided, the Board concluded that: (1) the overall arrangements between the Trust and Cary Street as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Cary Street will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment; and (2) the overall arrangements between Cary Street and Fairlead as set forth in the Sub-Advisory Agreement are fair and reasonable in light of the services that Fairlead will perform, the sub-advisory fees that Cary Street will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgement. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement and Sub-Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Cary Street would provide under the Investment Advisory Agreement and that Fairlead would provide under the Sub-Advisory Agreement, noting that such services collectively include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (2) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Cary Street and/or Fairlead effect on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; (7) performing compliance services on behalf of the Fund; and (8) engaging in marketing activities to support asset growth in the Fund. The Trustees noted that, subject to Board supervision, Cary Street is responsible for providing general investment advice and guidance to the Fund, sub-adviser oversight, research support, and compliance/compliance oversight services. The Trustees further considered that Cary Street also provides proxy voting, record-keeping and other administrative services for the Fund, and that Cary Street and its affiliates, from their own profits and resources, will also provide marketing and distribution support for the Fund. The Trustees further noted that Cary Street has delegated responsibility for day-to-day management of the Fund to

18

Investment Advisory Agreement Approval (Unaudited) (continued)

Fairlead. The Trustees also noted that Fairlead, from its own profits and resources, will also provide market and distribution support to the Fund.

The Trustees considered the capitalization of Cary Street and Fairlead respectively and their respective assets under management. The Trustees further considered the investment philosophy and investment industry experience of the investment management professionals at each firm, including the portfolio managers, and noted the investment methodology Fairlead would utilize to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees also considered the back-tested performance of Fairlead’s investment model. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Cary Street and Fairlead would provide to the Fund under the Investment Advisory Agreement and the Sub-Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the unitary fee that the Fund would pay to Cary Street under the Investment Advisory Agreement and the sub-advisory fee that Cary Street would pay to Fairlead under the Sub-Advisory Agreement, noting that the two firms are obligated to pay all of the operating expenses of the Fund under such agreements, and also reviewed the projected profitability to Cary Street and Fairlead resulting from the services that the two firms would render to the Fund. The Trustees also considered the commitment of Cary Street and Fairlead with respect to the Fund and the expected growth of assets in the Fund over time. Finally, the Trustees reviewed financial condition and fiscal health of both Cary Street and Fairlead, as it relates to each firm’s financial ability to provide contractually required services to the Fund.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Cary Street and Fairlead the projected unitary fee and the sub-advisory fee to be paid to Fairlead, and the contractual expenses of the Fund as compared to those of other funds in the peer group category analysis provided by Broadridge. The Trustees noted that the peer group category for the Fund comparison included other actively managed exchange-traded funds in the Morningstar Tactical Allocation category, and discussed the appropriateness of the category selected for the comparison. In addition, they considered that the proposed fee structure of the Fund was a unitary fee wherein Cary Street and Fairlead would be obligated to pay all operating expenses of the Fund. The Trustees noted that the Fund’s proposed unitary fee of 0.59% was lower than the average and median management fees reported for both the Morningstar category and the Broadridge custom peer group. The Trustees noted that the Fund’s proposed unitary fee of 0.59% was slightly higher than the Morningstar category median net fees of 0.57% and lower than the category average net fees of 0.70%. The Trustees also noted that the proposed unitary fee of the Fund was lower than both the average and median net fees of the Broadridge custom peer group. The Trustees noted that the Fund’s proposed unitary fee of 0.59% was lower than both the median and average gross fees of the Morningstar category. The Trustees further noted that the Fund’s proposed unitary fee of 0.59% was lower than the gross fees of the Broadridge custom peer group median and average. While recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that the proposed unitary management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale and noted the pro forma profitability projections. They noted that at an asset level of $125 million, it was projected that the Fund would be profitable. The Trustees concluded that no material economies exist at this time.

19

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Benefits. The Trustees noted that Cary Street and Fairlead will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and do not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that neither Cary Street nor Fairlead will receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Cary Street and Fairlead. Based on the assurances from representatives of Cary Street and Fairlead, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Fund.

Based upon the presentation of Cary Street and Fairlead to the Board and the Support Materials considered in connection with the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board concluded that: (1) the overall arrangements between the Trust and Cary Street, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, the fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment; and (2) the overall arrangements between Cary Street and Fairlead, as set forth in the Sub-Advisory Agreement, are fair and reasonable in light of the services to be performed, the sub-advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

20

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 865-9549 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Walter B. Grimm, Chairman	PUBLIC
David James	ACCOUNTING FIRM
Lori Kaiser	Ernst & Young LLP
Janet Smith Meeks	221 East 4th Street, Suite 2900
Mary Madick	Cincinnati, OH 45202

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Ste. 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Paul F. Leone, Secretary

INVESTMENT ADVISER	CUSTODIAN AND TRANSFER AGENT
Cary Street Partners Asset Management LLC	Brown Brothers Harriman & Co.
901 East Byrd St., Suite 1001	50 Post Office Square
Richmond, VA 23219	Boston, MA 02110

DISTRIBUTOR	ADMINISTRATOR AND FUND
Northern Lights Distributors, LLC	ACCOUNTANT
4221 North 203rd Street, Suite 100	Ultimus Fund Solutions, LLC
Elkhorn, NE 68022	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

FAIRLEAD-SAR-22

REYNDERS, MCVEIGH

CORE EQUITY FUND

Institutional Shares - ESGEX

Semi-Annual Report

July 31, 2022

Reynders, McVeigh Capital Management, LLC

121 High Street, 4th Floor

Boston, MA 02110

(800) 950-6868

Investment Results (Unaudited)

Average Annual Total Returns* as of July 31, 2022

				Since
	Six			Inception
	Months	One Year	Three Year	3/29/2019
Reynders, McVeigh Core Equity Fund -
Institutional Class	(7.50)%	(14.07)%	15.77%	15.60%
MSCI World Index(a)	(9.40)%	(9.16)%	9.58%	10.01%

Total annual operating expenses, as disclosed in the Reynders, McVeigh Core Equity Fund’s (the “Fund”) prospectus dated May 31, 2022, were 1.25% of average daily net assets (0.95% after fee waivers and expense reimbursements Reynders, McVeigh Capital Management, LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of the Fund through May 31, 2023 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Institutional Shares Expense Ratio does not correlate to the corresponding ratio of expenses to average net assets included in the financial highlights section of this report, which reflects the operating expenses of the Fund, but does not include acquired fund fees and expenses. Additional information pertaining to the Fund’s expense ratios as of July 31, 2022, can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 950-6868.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently, the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees and expenses, whereas the Fund’s returns are shown net of fees.

Investment Results (Unaudited) (continued)

Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 950-6868. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Reynders, McVeigh Core Equity Fund Holdings as of July 31, 2022*

*	As a percentage of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www. sec.gov and on the Fund’s website at https://www.reyndersmcveighfunds.com.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited)
July 31, 2022

COMMON STOCKS — 99.10%	Shares	Fair Value
Canada — 3.17%
Industrials — 3.17%
Canadian National Railway Co.	13,435	$1,701,946

Denmark — 7.24%
Energy — 1.91%
Vestas Wind Systems A/S	39,200	1,025,472

Health Care — 2.47%
Novo Nordisk A/S, Class B - ADR	11,369	1,319,486

Materials — 1.61%
Novozymes A/S, Class B(a)	13,904	863,160

Utilities — 1.25%
Orsted A/S(a)	5,854	671,454

Total Denmark		3,879,572

France — 4.40%
Consumer Staples — 1.63%
L’Oreal SA	2,332	874,873

Industrials — 2.77%
Schneider Electric SE	10,725	1,485,413

Total France		2,360,286

Ireland — 4.20%
Consumer Staples — 1.89%
Kerry Group PLC	9,544	1,012,046

Health Care — 2.31%
Medtronic PLC	13,400	1,239,768

Total Ireland		2,251,814

Netherlands — 2.49%
Materials — 2.49%
Koninklijke DSM N.V.	8,265	1,336,244

Norway — 1.69%
Industrials — 1.69%
Tomra Systems ASA	39,382	908,346

Sweden — 1.67%
Materials — 1.67%
BillerudKorsnas AB(a)	69,456	893,899

United Kingdom — 5.06%
Consumer Discretionary — 1.57%
Aptiv PLC(a)	8,000	839,120

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2022

COMMON STOCKS — 99.10% - continued	Shares	Fair Value
Consumer Staples — 2.03%
Unilever PLC - ADR	22,445	$1,092,174

Industrials — 1.46%
Halma PLC(a)	28,899	781,429

Total United Kingdom		2,712,723

United States — 69.18%
Communications — 6.64%
Alphabet, Inc., Class C(a)	9,100	1,061,424
T-Mobile US, Inc.(a)	9,050	1,294,693
Uber Technologies, Inc.(a)	18,000	422,100
Walt Disney Co. (The)(a)	7,350	779,835
		3,558,052
Consumer Discretionary — 5.98%
Interface, Inc.	65,000	941,850
NIKE, Inc., Class B	7,695	884,309
Tesla, Inc.(a)	1,550	1,381,748
		3,207,907
Consumer Staples — 2.52%
Sysco Corp.	15,900	1,349,910

Energy — 2.26%
Enphase Energy, Inc.(a)	4,260	1,210,607

Financials — 0.44%
SoFi Technologies, Inc.(a)	37,000	233,470

Health Care — 16.78%
Abbott Laboratories	15,212	1,655,674
Beam Therapeutics, Inc.(a)	8,400	529,032
Becton, Dickinson and Co.	5,977	1,460,241
CVS Health Corp.	18,720	1,791,130
Danaher Corp.	6,149	1,792,248
Envista Holdings Corp.(a)	31,200	1,268,280
Illumina, Inc.(a)	2,299	498,147
		8,994,752
Industrials — 7.68%
Carrier Global Corp.	36,700	1,487,451
Rockwell Automation, Inc.	6,501	1,659,575
Xylem, Inc.	10,533	969,352
		4,116,378
Materials — 2.08%
AptarGroup, Inc.	10,358	1,116,178

Technology — 24.80%
Analog Devices, Inc.	10,644	1,830,342
Apple, Inc.	12,535	2,037,063
Automatic Data Processing, Inc.	7,000	1,687,839
International Business Machines Corp.	10,050	1,314,440
MarketAxess Holdings, Inc.	2,030	549,683

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2022

COMMON STOCKS — 99.10% - continued	Shares	Fair Value
Technology — 24.80% - continued
MasterCard, Inc., Class A	4,434	$1,568,705
Microsoft Corp.	5,925	1,663,385
NVIDIA Corp.	7,716	1,401,457
Teradyne, Inc.	12,300	1,240,947
		13,293,861
Total United States		37,081,115

Total Common Stocks (Cost $42,197,050)		53,125,945
Total Investments — 99.10% (Cost $42,197,050)		53,125,945
Other Assets in Excess of Liabilities — 0.90%		481,883
NET ASSETS — 100.00%		$53,607,828

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statement of Assets and Liabilities
July 31, 2022 (Unaudited)

Assets
Investments in securities at fair value (cost $42,197,050)	$53,125,945
Cash and cash equivalents	458,188
Receivable for fund shares sold	1,346
Dividends and interest receivable	32,869
Tax reclaims receivable	26,516
Prepaid expenses	11,822
Total Assets	53,656,686
Liabilities
Payable for fund shares redeemed	1,000
Payable to Adviser	18,900
Payable to Administrator	8,867
Payable to Auditor	12,193
Other accrued expenses	7,898
Total Liabilities	48,858
Net Assets	$53,607,828
Net Assets consist of:
Paid-in capital	$42,480,960
Accumulated earnings	11,126,868
Net Assets	$53,607,828
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	3,449,119
Net asset value, offering and redemption price per share	$15.54

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity
Fund Statement of Operations
For the six months ended July 31, 2022 (Unaudited)

Investment Income:
Dividend income (net of foreign taxes withheld of $28,595)	$360,895
Interest income	831
Total investment income	361,726
Expenses:
Investment Adviser	192,924
Administration	24,973
Fund accounting	18,768
Registration	13,862
Legal	10,414
Custodian	8,881
Audit and tax preparation	8,368
Trustee	6,777
Report printing	6,430
Transfer agent	6,033
Compliance services	5,951
Pricing	937
Miscellaneous	15,046
Total expenses	319,364
Fees contractually waived by Adviser	(75,100)
Net operating expenses	244,264
Net investment income	117,462
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(204,268)
Net realized gain on foreign currency translations	531
Net change in unrealized depreciation of investment securities and foreign currency translations	(4,030,511)
Net realized and change in unrealized loss on investments	(4,234,248)
Net decrease in net assets resulting from operations	$(4,116,786)

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months	Year Ended
	Ended July	January 31,
	31, 2022	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$117,462	$1,350
Net realized gain (loss) on investment securities transactions and foreign currency translations	(203,737)	1,287,859
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(4,030,511)	1,947
Net increase (decrease) in net assets resulting from operations	(4,116,786)	1,291,156
Distributions to Shareholders from Earnings:
Institutional Shares	—	(2,443,246)
Total distributions	—	(2,443,246)
Capital Transactions - Institutional Shares
Proceeds from shares sold	4,131,752	13,983,053
Reinvestment of distributions	—	2,426,014
Amount paid for shares redeemed	(1,150,386)	(5,227,123)
Net increase in net assets resulting from capital transactions	2,981,366	11,181,944
Total Increase (Decrease) in Net Assets	(1,135,420)	10,029,854
Net Assets
Beginning of period	54,743,248	44,713,394
End of period	$53,607,828	$54,743,248
Share Transactions - Institutional Shares
Shares sold	264,918	776,369
Shares issued in reinvestment of distributions	—	131,420
Shares redeemed	(75,224)	(292,314)
Net increase in shares outstanding	189,694	615,475

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six					For the
	Months		For the		For the	Period
	Ended July		Year Ended		Year Ended	Ended
	31, 2022		January 31,		January 31,	January 31,
	(Unaudited)		2022		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$16.80		$16.91		$11.34	$10.00
Investment operations:
Net investment income	0.03		—	(b)	0.01	0.01
Net realized and unrealized gain (loss) on investments	(1.29)		0.67		5.57	1.34
Total from investment operations	(1.26)		0.67		5.58	1.35
Less distributions to shareholders from:
Net investment income	—		—		(0.01)	(0.01)
Net realized gains	—		(0.78)		—	—
Total distributions	—		(0.78)		(0.01)	(0.01)
Net asset value, end of period	$15.54		$16.80		$16.91	$11.34
Total Return(c)	(7.50	)% (d)	3.56%		49.21%	13.54	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$53,608		$54,743		$44,713	$23,410
Ratio of net expenses to average net assets	0.95	% (e)	0.95%		0.95%	1.00	% (e)
Ratio of expenses to average net assets before waiver	1.24	% (e)	1.25%		1.39%	2.15	% (e)
Ratio of net investment income to average net assets	0.46	% (e)	—	% (f)	0.05%	0.13	% (e)
Portfolio turnover rate	6	% (d)	13%		22%	13	% (d)

(a)	For the period March 29, 2019 (commencement of operations) to January 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Amount is less than 0.005%.

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements
July 31, 2022 - (Unaudited)

NOTE 1. ORGANIZATION

The Reynders, McVeigh Core Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 19, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Reynders, McVeigh Capital Management, LLC (the “Adviser”). The investment objective of the Fund is to seek capital preservation and long-term capital growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on March 29, 2019. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$50,311,654	$2,814,291	$—	$53,125,945
Total	$50,311,654	$2,814,291	$—	$53,125,945

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended July 31, 2022, the Adviser earned fees of $192,924 from the Fund. At July 31, 2022, the Fund owed the Adviser $18,900.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 0.95% of the Fund’s Institutional Shares average daily net assets through May 31, 2023 (“Expense Limitation”). Prior to February 28, 2020, the Adviser had contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expense of the Fund did not exceed 1.00% of the average daily net assets of the Fund. During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of July 31, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
January 31, 2023	$92,321
January 31, 2024	136,321
January 31, 2025	158,585
July 31, 2025	75,100

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2022, the Administrator earned fees of $30,924 for administration and compliance services, $18,768 for fund accounting services and $6,033 for transfer agent services. At July 31, 2022, the Administrator was owed $8,867 for these services.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2022, purchases and sales of investment securities, other than short-term investments, were $6,232,735 and $2,979,936, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2022.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$12,770,570
Gross unrealized depreciation	(1,841,675)
Net unrealized appreciation/(depreciation) on investments	$10,928,895
Tax cost of investments	$42,197,050

The tax character of distributions paid for the fiscal year ended January 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$986,178
Long-term capital gains	1,457,068
Total distributions paid	$2,443,246

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2022 - (Unaudited)

At January 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$410,385
Accumulated capital and other losses	(123,485)
Unrealized appreciation on investments	14,956,754
Total accumulated earnings	$15,243,654

During the fiscal year ended January 31, 2022, the Fund deferred post October capital losses and post October currency losses of $105,604 and $17,881, respectively.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		February	July 31,	During	Expense
		1, 2022	2022	Period(a)	Ratio
Reynders, McVeigh Core Equity Fund
Institutional Shares	Actual	$1,000.00	$925.00	$4.53	0.95%
	Hypothetical(b)	$1,000.00	$1,020.08	$4.76	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES REYNDERS, MCVEIGH CORE EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 950-6868

Who we are
Who is providing this notice?	Reynders, McVeigh Core Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Reynders, McVeigh Capital Management LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 950-6868 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman David James Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Paul F. Leone, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

INVESTMENT ADVISER Reynders, McVeigh Capital Management, LLC 121 High Street, 4th Floor Boston, MA 02110	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

REYNDERS-SAR-22

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	10/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	10/06/2022

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	10/06/2022